Consolidated Statements of Operations (USD $)	12 Months Ended
Dec. 31, 2013
REVENUE	$ 15,101,281
COST OF GOODS SOLD	12,340,975
GROSS PROFIT	2,760,306
OPERATING EXPENSES
General and administrative expenses	2,738,038
Payroll and employee benefits	2,546,232
Wind farm administration expenses	357,762
Total operating expenses	5,642,032
OPERATING INCOME (LOSS)	(2,881,726)
OTHER INCOME (EXPENSE)
Interest and dividend income	3,061
Interest expense	(831,191)
Gain (Loss) on fair value of interest rate swap	663,509
Total other expense, net	(164,621)
INCOME (LOSS) BEFORE INCOME TAXES	(3,046,347)
INCOME TAX BENEFIT (EXPENSE)
NET INCOME (LOSS)	(3,046,347)
LESS NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTEREST	222,618
NET INCOME (LOSS) ATTRIBUABLE TO JUHL ENERGY, INC.	(3,268,965)
PREFERRED DIVIDENDS	760,145
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (4,029,110)
WEIGHTED AVERAGE SHARES OUTSTANDING - BASIC AND DILUTED (in Shares)	23,513,996
NET INCOME (LOSS) PER SHARE - BASIC AND DILUTED (in Dollars per share)	$ (0.17)